Property, Plant and Equipment - Summary of Future Rentals from Vehicles and Equipment on Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	¥ 2,115,660	¥ 1,689,712
Vehicles and equipment on operating leases [Member] | Within 1 year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	1,003,221	885,757
Vehicles and equipment on operating leases [Member] | Between 1 and 2 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	678,342	497,218
Vehicles and equipment on operating leases [Member] | Between 2 and 3 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	314,496	216,227
Vehicles and equipment on operating leases [Member] | Between 3 and 4 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	77,715	59,004
Vehicles and equipment on operating leases [Member] | Between 4 and 5 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	28,267	21,022
Vehicles and equipment on operating leases [Member] | Later than 5 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	¥ 13,619	¥ 10,484